Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 107,272	$ 95,630
Gross unrealized gains	562	696
Gross unrealized losses	(2,570)	(3,435)
Fair value	105,264	92,891
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,740	4,081
Gross unrealized gains	2	1
Gross unrealized losses	(245)	(301)
Fair value	4,497	3,781
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,751	2,685
Gross unrealized gains	3	6
Gross unrealized losses	(482)	(567)
Fair value	3,272	2,124
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	53,298	46,034
Gross unrealized gains	174	343
Gross unrealized losses	(1,547)	(2,019)
Fair value	51,925	44,358
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,935	5,154
Gross unrealized gains	7	7
Gross unrealized losses	(5)	(17)
Fair value	6,937	5,144
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,786	2,985
Gross unrealized gains	0	1
Gross unrealized losses	(77)	(98)
Fair value	2,709	2,888
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,751	7,741
Gross unrealized gains	2	3
Gross unrealized losses	(101)	(220)
Fair value	7,652	7,524
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	474	547
Gross unrealized gains	0	0
Gross unrealized losses	(10)	(23)
Fair value	464	524
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	26,879	25,852
Gross unrealized gains	50	51
Gross unrealized losses	(98)	(183)
Fair value	26,831	25,720
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	658	551
Gross unrealized gains	324	284
Gross unrealized losses	(5)	(7)
Fair value	$ 977	$ 828